Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 17 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2022	2021	2020
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company*	1,784	1,241	629
Compensation to directors **	837	733	1,115

Directors’ and Officers’ insurance	846	788	405
Consultant services ***	218	-	208
Interest and discount amortizations of loans from Jeffs’ Brands related parties ****	42	172	-
Finance expense on Screenz payable balance (see note 4D)	212	169	-
Compensation to member of senior management of Gix Internet *****	34	-	-
Eventer sales and marketing expenses to Keshet (see note 4D)	165	279	-
Eventer revenues from related parties	-	23	-
Eventer general and administrative expenses to Screenz	41	13	-

*	Includes granted options benefit in the aggregated amount of USD 263 thousand, USD 583 thousand and USD 189 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.

**	Includes granted options benefit in the aggregated amount of USD 81 thousand, USD 195 thousand and USD 734 thousand for the years ended December 31, 2022, 2021 and 2020, respectively and provision and payments of bonus of approximately USD 77 thousand and USD 86 thousand, for each of the years ended December 31, 2022, and 2021, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see note 14c.

***	Kfir Zilbrman is a related party of Jeff Brands .

****	Julia Gerasimova, and Victor Hakmon are related parties of Jeffs’ Brands, see note 4E.

*****	Cortex CTO is a related party of Gix Internet.

2)	a. Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2022		2021		2020
	USD in thousands
For employment services:
Payroll and other short-term benefits	1,521	(*)	657	(**)	440	(***)
Share based payments	263		584		189
	1,784		1,241		629

*	Including provision for bonus of approximately USD 349 thousand.

**	Including provision for bonus of approximately USD 118 thousand.

***	Including provision for bonus of approximately USD 53 thousand.

3)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a liability for insurance of directors and officers’ covering all of the Company’s directors and officers. The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 4 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 195, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.

4)	Transactions

a.	On May 30, 2019, the Company entered into an intercompany services agreement, or the Intercompany Agreement, with ScoutCam, for provision of services by the Company to ScoutCam. On April 19, 2020, the Intercompany Agreement was amended such that ScoutCam shall provide the Company with services to the Company, including usage of ScoutCam offic space in consideration for a fee determined based on the actual usage by the Company. During 2021 no services have been provided under the Intercompany Agreement. On March 22, 2022, the Company received from ScoutCam Ltd. a prior written notice of termination of the Intercompany Agreement effective May 21, 2022.

b.	On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of USD 0.001 par value at an exercise price of USD 0.29.

c.	On May 1, 2019, the Company entered into a consulting agreement, or the Consulting Agreement, with L.I.A Pure Capital Ltd. or Pure Capital, a company owned by Kfir Zilberman for the provision of business development and strategic consulting services, including ongoing consulting to the Company, its management and its chief executive officer in the fields of M&A and investment activities. In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40 thousand (approximately USD 11 thousand), a finder’s fee of 5% of any investment of equity or debt introduced by him to the Company and reimbursement of expenses of up to USD 1 thousand per month. As part of Gix Internet investment, Pure Capital received a finder fee in the amount of USD 125 thousand. On January 10, 2021, the Company and Pure Capital entered into amendment no. 2 of the Consulting Agreement. Under amendment no. 2, Pure Capital shall be entitled to a special bonus upon consummation of an offering of the Company’s securities. The special bonus will depend on the gross proceeds of such an offering. The transaction also includes granted options benefit aggregated to USD 189 thousand in 2020.

d.	On October 15, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer. As part of the share purchase agreement and the revolving loan agreement, the Company invested USD 750 thousand. For additional information see note 3D. On April 8, 2021, Eventer consummated a share purchase agreement for an aggregate amount of USD 2.25 million out of which the Company invested USD 300 thousand. As a result, the Company currently holds approximately 47.69% of Eventer’s share capital. During November 2021, the Company and Eventer agreed that the Initial Advance loan will be repaid the earlier of (i) six months following the Maturity Date of the Initial Advance; or (ii) immediately following an initial public offering of Eventer. On November 11, 2021, the Company loaned additional amount of USD 250 thousand to Eventer be repaid 6 months starting the loan received by eventer. The loan will bear 4% interest per year.

e.	On April 19, 2020, the Company entered into an Asset Transfer Agreement, effective January 20, 2020, with our majority owned subsidiary GERD IP. Pursuant to the Asset Transfer Agreement, the Company transferred certain of our patents in consideration for seven capital notes issued to us by GERD IP, of USD 2 million each.

f.	In February 2021, the Company entered into two loans and pledges agreements with Jeffs’ Brands and its other stockholder, to finance Smart Repair Pro’s additional purchases of three new brands on the Amazon online marketplace. Pursuant to the agreements, the Company extended a USD 4 million loans, with an annual interest of 4%, to be repaid on the fifth anniversary of the effective date. Following the closing of an IPO of Jeffs’ Brands, the loans were converted to shares.

g.

On October 26, 2022, Jeffs’ Brands and Pure Capital entered into a consulting agreement, pursuant to which Pure Capital will provide consulting services to Jeffs’ Brands for a monthly fee of NIS 57.5 thousand (approximately USD 16.5 thousand). Jeffs’ Brands paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately USD 121 thousand) for their services to Jeffs’ Brands from the day of Jeffs’ Brands inception until the closing of the IPO. As part of the consulting agreement, Pure Capital is also entitled to the following payment: (i) an amount equal to 7% of the gross proceeds paid to Jeffs’ Brands in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022, by either party upon 30 days advance notice.

Additionally, on October 26, 2022, Jeffs’ Brands and Pure NJ Logistics LLC, owned by Pure Capital and a director of Jeffs’ Brands, entered into a warehouse lease agreement for a warehouse located in the USA. As of December 31, 2022, the advances to suppliers comprised of USD 228 thousand that were paid to Pure NJ Logistics LLC.

h.	On October 30, 2022, the Company signed an amendment to the revolving loan with Eventer. According to the amendment, the maturity date of the loan will be May 30, 2024. In addition, in certain event of securities issuance by Eventer (in an amount of at least USD 2 million), prior the maturity date, the loan will be automatically converted into Eventer's shares with 20% discount. The loan will bear interest of 6% annually.

b.	Balances with related parties:

(1)	Current assets under related parties section:

	December 31,	December 31,
	2022	2021
	USD in thousands

Related party prepaid expense (a related party of Eventer) (note 4D)	-	981
Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)	228	-
Other receivables (a related party of Gix Internet) (note 4F)	60	-
Other receivables (a related party of Eventer) (note 4D)	10	18
	298	999

(2)	Current assets under loans to others section:

	December 31,	December 31,
	2022	2021
	USD in thousands

Short term loan to a related party (loan from Medigus to Gix Internet) (note 4F) *	-	1,265
Short term loan to a related party (loan from Medigus to Laminera) (note 4N)	93	-
Short term loan to a related party (loan from Charging Robotics to Revoltz) (note 4I)	62	-
Credit line to Parazero (note 4M)	391	-
	546	1,265

*	Gix Internet is consolidated commencing February 28, 2022.

(3)	Current Liabilities:

	December 31,	December 31,
	2022	2021
	USD in thousands

Compensation to key management personnel(*)	649	270
Other payable dividend to related parties of Gix Internet	284	-
Current liabilities of Jeffs’ Brands to related parties	-	177
Other accrued expenses to related parties of Eventer	122	169
	1,055	616

*	Compensation to key management:

	December 31,
	2022	2021
	USD in thousands

Directors’ fee	496	183
Payroll, provision for bonus and for termination of employment	153	87
	649	270

(4)	Loans:

	December 31,	December 31,
	2022	2021
	USD in thousands

Current portion of long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)	-	506
Long-term payable - Screenz cross media Ltd (a related party of Eventer) (see note 4D)	-	711
Short term loans of Jeffs’ Brands from related parties (*)	-	111
Long term loans of Jeffs’ Brands from related parties (**)	-	689

*	Kfir Zilberman is a related party of Jeffs’ Brands.

**	Julia Gerasimova, Kfir Zilberman and Victor Hakmon are related parties of Jeffs’ Brands.

c.	As to options granted to related parties, see note 14c.